JPMorgan Income Fund Annual Fund Operating Expenses - R6 Shares [Member] - JPMorgan Income Fund - Class R6	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.39%